OTHER CURRENT FINANCIAL ASSETS - Breakdown of other current financial assets by related parties and third parties (Details) $ in Millions, Rp in Billions	Dec. 31, 2021 IDR (Rp)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 IDR (Rp)	Dec. 31, 2020 USD ($)
OTHER CURRENT FINANCIAL ASSETS
Total time deposits	Rp 342		Rp 1,120
Escrow accounts	64		74
Mutual funds	78		77
Others	9		32
Total other current financial assets	493	$ 35	1,303
Allowance for expected credit losses
OTHER CURRENT FINANCIAL ASSETS
Total other current financial assets	0		0
Rupiah
OTHER CURRENT FINANCIAL ASSETS
Escrow accounts	43		47
Mutual funds	78		77
Rupiah | Other (each below Rp75 billion)
OTHER CURRENT FINANCIAL ASSETS
Total time deposits	18		18
Others	9
United States Dollar
OTHER CURRENT FINANCIAL ASSETS
Escrow accounts	21	1	27	$ 2
United States Dollar | Other (each below Rp75 billion)
OTHER CURRENT FINANCIAL ASSETS
Total time deposits	73	5	71	5
Others			32	2
Related parties
OTHER CURRENT FINANCIAL ASSETS
Total time deposits	251		1,031
BNI | Rupiah
OTHER CURRENT FINANCIAL ASSETS
Total time deposits	20		60
BNI | United States Dollar
OTHER CURRENT FINANCIAL ASSETS
Total time deposits			278	20
BRI | Rupiah
OTHER CURRENT FINANCIAL ASSETS
Total time deposits			120
BRI | United States Dollar
OTHER CURRENT FINANCIAL ASSETS
Total time deposits			197	14
Bank Mandiri | Rupiah
OTHER CURRENT FINANCIAL ASSETS
Total time deposits	160		180
Bank Mandiri | United States Dollar
OTHER CURRENT FINANCIAL ASSETS
Total time deposits	Rp 71	$ 5	70	5
BTN | United States Dollar
OTHER CURRENT FINANCIAL ASSETS
Total time deposits			Rp 126	$ 9